Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,557,000
Previously Paid Amount	0.00
Total Fee Amount	238.38
Total Offset Amount	0.00
Net Fee	238.38
Narrative - Max Aggregate Offering Price	$ 1,557,000
Final Prospectus	true